BUSINESS COMBINATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 01, 2018 CNY (¥) shares	Aug. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Sep. 28, 2016 CNY (¥)	Oct. 08, 2015 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 item $ / shares	Dec. 31, 2018 CNY (¥)	Jun. 01, 2018 $ / shares	Jun. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
BUSINESS COMBINATION
Number of business combinations | item											2
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001
Estimated aggregate fair values of the assets acquired and liabilities assumed
Goodwill									$ 16,089			¥ 110,424			¥ 75,849
Goodwill impairment loss									$ 535	¥ 3,670
Chefang
BUSINESS COMBINATION
Percentage of voting interest acquired			10.04%		26.00%				49.00%			49.00%
Percentage of voting interest including subsequent acquisition			51.00%	40.96%					100.00%			100.00%
Consideration transferred					¥ 10,000
Cash consideration			¥ 3,000	¥ 10,000				¥ 2,000
Remeasurement gain on previously held equity interests										3,900
Estimated aggregate fair values of the assets acquired and liabilities assumed
Fair value of previously held equity interests			6,973
Purchase consideration to achieve control			3,000	¥ 10,000				¥ 2,000
Total purchase consideration			9,973
Cash and cash equivalents			3,659
Accounts receivable, net			57
Other receivables, net			4,439
Inventory			46
Prepaid expense and other current assets			233
Property, equipment and software, net			3,151
Total assets			11,585
Accounts payable			(499)
Other payables and accruals			(523)
Total liabilities			(1,022)
Fair value of net asset acquired			10,563
Noncontrolling interests			8,342
Goodwill			¥ 7,752
Goodwill impairment loss										3,700
Baogu
BUSINESS COMBINATION
Percentage of voting interest acquired		70.00%				70.00%	30.00%
Consideration transferred							¥ 12,200
Cash consideration		¥ 4,000				¥ 4,000
Remeasurement gain on previously held equity interests										1,300
Estimated aggregate fair values of the assets acquired and liabilities assumed
Fair value of previously held equity interests		1,714
Purchase consideration to achieve control		4,000				4,000
Total purchase consideration		5,714
Cash and cash equivalents		307				307
Accounts receivable, net		12,621				12,621
Other receivables, net		7,352				7,352
Prepaid expense and other current assets		4,083				4,083
Property, equipment and software, net		107				107
Total assets		24,470				24,470
Accounts payable		(280)				(280)
Deferred revenue		(21,959)				(21,959)
Other payables and accruals		(691)				(691)
Total liabilities		(22,930)				(22,930)
Fair value of net asset acquired		1,540				1,540
Goodwill		¥ 4,174				¥ 4,174
Goodwill impairment loss										0
Dongwang
BUSINESS COMBINATION
Percentage of voting interest acquired														100.00%
Cash consideration	¥ 62,994
Ordinary shares, par value (in dollars per share) | $ / shares													0.0001
fair value of ordinary shares based on independent appraiser | $ / shares													$ 0.0985
Estimated aggregate fair values of the assets acquired and liabilities assumed
Purchase consideration to achieve control	¥ 62,994
Fair value of ordinary shares of Fairlubo														¥ 1,993
Fair value of ordinary shares (in shares) | shares	20,225,145
Total purchase consideration	¥ 64,987
Cash and cash equivalents														743
Accounts receivable, net														811
Other receivables, net														36,961
Amount due from related party														21,486
Prepaid expense and other current assets														887
Property, equipment and software, net														3,334
Intangible asset														16,850
Total assets														81,072
Accounts payable														(1,792)
Other payables and accruals														(48,326)
Deferred tax liabilities														(4,213)
Total liabilities														(54,331)
Fair value of net asset acquired														26,741
Goodwill														¥ 38,246
Goodwill impairment loss										¥ 0
Estimated useful lives of intangible assets (n years)	5 years